ACCOUNTING METHODOLOGY CHANGE FOR PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
2.	ACCOUNTING METHODOLOGY CHANGE FOR PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Eastman has elected to change its method of accounting for actuarial gains and losses for its pension and OPEB plans to a more preferable method permitted under GAAP.  The new method recognizes actuarial gains and losses in the Company's operating results in the year in which the gains and losses occur rather than amortizing them over future periods.  Eastman's management believes that this change in accounting will improve transparency of reporting of its operating results by recognizing the effects of economic and interest rate trends on pension and OPEB plan investments and assumptions in the year these actuarial gains and losses are incurred.  Historically, Eastman has recognized pension and OPEB plans actuarial gains and losses annually in its Consolidated Statements of Financial Position as Accumulated Other Comprehensive Income and Loss as a component of Stockholders' Equity, and then amortized these gains and losses each period in its Consolidated Statements of Earnings, Comprehensive Income and Retained Earnings.  The expected return on assets component of Eastman's pension expense has historically been calculated using a five-year smoothing of asset gains and losses, and the gain or loss component of pension and OPEB plan expense has historically been based on amortization of actuarial gains and losses that exceed 10 percent of the greater of plan assets or projected benefit obligations over the average future service period of active employees.  Under the new method of accounting, these gains and losses are now measured annually at the plans' December 31 measurement date and recorded as a mark-to-market ("MTM") adjustment during the fourth quarter of each year, and any quarters in which an interim remeasurement is triggered.  This methodology is preferable under GAAP since it aligns more closely with fair value principles and does not delay the recognition of gains and losses into future periods.  The new method has been retrospectively applied to the financial results of all periods presented.

Under the new method of accounting, Eastman's pension and OPEB plan costs consist of two elements: 1) ongoing costs recognized quarterly, which are comprised of service and interest costs, expected returns on plan assets, and amortization of prior service credits; and 2) MTM gains and losses recognized annually, in the fourth quarter of each year, resulting from changes in actuarial assumptions and discount rates and the differences between actual and expected returns on plan assets.  Any interim remeasurements triggered by a curtailment, settlement, or significant plan change are now recognized as an MTM adjustment in the quarter in which such remeasurement event occurs.

Eastman's operating segment results follow internal management reporting, which is used for making operating decisions and assessing performance.  Historically, total pension and OPEB plan costs have been allocated to each segment.  In conjunction with the change in accounting principle, the service cost, which represents the benefits earned by active employees during the period, and amortization of prior service credits continue to be allocated to each segment.  Interest costs, expected return on assets, and the MTM adjustment (including any interim remeasurements) for actuarial gains and losses are now included in corporate expense and not allocated to segments.  Management believes this change in expense allocation better reflects the operating results of each business.  This change has also been retrospectively applied to the financial results of all periods presented.

Management has also elected to change its method of accounting for certain costs included in inventory.  Effective in first quarter 2012, the portion of pension and OPEB costs attributable to former employees (inactives) is no longer a component of inventoriable costs and instead is charged directly to the cost of sales line item as a period cost.  Applying this change in inventory retrospectively did not have a material impact on previously reported inventory, cost of sales, or financial results in any prior period and prior period results have not been retrospectively adjusted for this change in accounting for certain related costs included in inventory.

Following are the changes to financial statement line items as a result of the accounting methodology change for the periods presented in the accompanying consolidated financial statements:

Consolidated Statements of Earnings, Comprehensive Income and Retained Earnings

	For Year Ended December 31, 2011
(Dollars in millions, except per share amounts)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Cost of sales (1)	$5,538	$71	$5,609
Gross profit	1,640	(71)	1,569
Selling, general and administrative expenses (1)	469	12	481
Research and development expenses (1)	158	1	159
Operating earnings	1,021	(84)	937
Earnings from continuing operations before income taxes	964	(84)	880
Provision for income taxes from continuing operations	307	(33)	274
Earnings from continuing operations	657	(51)	606
Earnings from discontinued operations, net of tax	8	1	9
Net earnings	696	(50)	646

Basic earnings per share
Earnings from continuing operations	$4.70	$(0.36)	$4.34
Earnings from discontinued operations	0.28	0.01	0.29
Basic earnings per share	$4.98	$(0.35)	$4.63

Diluted earnings per share
Earnings from continuing operations	$4.59	$(0.35)	$4.24
Earnings from discontinued operations	0.27	0.01	0.28
Diluted earnings per share	$4.86	$(0.34)	$4.52

Comprehensive Income
Net earnings	$696	$(50)	$646
Amortization of prior service credits included in net periodic costs (2)	(71)	50	(21)
Total other comprehensive income (loss), net of tax	(106)	50	(56)
Comprehensive income	590	--	590

Retained Earnings
Retained earnings at beginning of period	$2,879	$(626)	$2,253
Net earnings	696	(50)	646
Retained earnings at end of period	3,436	(676)	2,760

(1)	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $144 million.
(2)	Updated to reflect change in accounting guidance for presentation of other comprehensive income.

Consolidated Statements of Earnings, Comprehensive Income and Retained Earnings

	For Year Ended December 31, 2010
(Dollars in millions, except per share amounts)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Cost of sales (1)	$4,368	$15	$4,383
Gross profit	1,474	(15)	1,459
Selling, general and administrative expenses (1)	431	3	434
Operating earnings	862	(18)	844
Earnings from continuing operations before income taxes	636	(18)	618
Provision for income taxes from continuing operations	211	(9)	202
Earnings from continuing operations	425	(9)	416
Earnings from discontinued operations, net of tax	13	(4)	9
Net earnings	438	(13)	425

Basic earnings per share
Earnings from continuing operations	$2.95	$(0.07)	$2.88
Earnings from discontinued operations	0.09	(0.02)	0.07
Basic earnings per share	$3.04	$(0.09)	$2.95

Diluted earnings per share
Earnings from continuing operations	$2.88	$(0.07)	$2.81
Earnings from discontinued operations	0.08	(0.01)	0.07
Diluted earnings per share	$2.96	$(0.08)	$2.88

Comprehensive Income
Net earnings	$438	$(13)	$425
Amortization of prior service credits included in net periodic costs (2)	(39)	13	(26)
Total other comprehensive income (loss), net of tax	(47)	13	(34)
Comprehensive income	391	--	391

Retained Earnings
Retained earnings at beginning of period	$2,570	$(613)	$1,957
Net earnings	438	(13)	425
Retained earnings at end of period	2,879	(626)	2,253

(1)	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $53 million.
(2)	Updated to reflect change in accounting guidance for presentation of other comprehensive income.

Consolidated Statements of Earnings, Comprehensive Income and Retained Earnings

	For Year Ended December 31, 2009
(Dollars in millions, except per share amounts)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Cost of sales (1)	$3,364	$56	$3,420
Gross profit	1,032	(56)	976
Selling, general and administrative expenses (1)	367	12	379
Research and development expenses (1)	124	1	125
Operating earnings	345	(69)	276
Earnings from continuing operations before income taxes	254	(69)	185
Provision for income taxes from continuing operations	100	(26)	74
Earnings from continuing operations	154	(43)	111
Loss from discontinued operations, net of tax	(18)	(4)	(22)
Net earnings	136	(47)	89

Basic earnings per share
Earnings from continuing operations	$1.06	$(0.29)	$0.77
Loss from discontinued operations	(0.12)	(0.04)	(0.16)
Basic earnings per share	$0.94	$(0.33)	$0.61

Diluted earnings per share
Earnings from continuing operations	$1.05	$(0.29)	$0.76
Loss from discontinued operations	(0.12)	(0.03)	(0.15)
Diluted earnings per share	$0.93	$(0.32)	$0.61

Comprehensive Income
Net earnings	$136	$(47)	$89
Amortization of prior service credits included in net periodic costs (2)	(74)	47	(27)
Total other comprehensive income (loss), net of tax	(50)	47	(3)
Comprehensive income	86	--	86

Retained Earnings
Retained earnings at beginning of period	$2,562	$(566)	$1,996
Net earnings	136	(47)	89
Retained earnings at end of period	2,570	(613)	1,957

(1)	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $91 million.
(2)	Updated to reflect change in accounting guidance for presentation of other comprehensive income.

Consolidated Statements of Financial Position

	December 31, 2011
(Dollars in millions)	As Previously Reported (Before Accounting Change	Effect of Accounting Change	As Adjusted (After Accounting Change)

Retained earnings	$3,436	$(676)	$2,760
Accumulated other comprehensive income (loss)	(538)	676	138

	December 31, 2010
(Dollars in millions)	As Previously Reported (Before Accounting Change	Effect of Accounting Change	As Adjusted (After Accounting Change)

Retained earnings	$2,879	$(626)	$2,253
Accumulated other comprehensive income (loss)	(432)	626	194

Consolidated Statement of Cash Flows

	For Year Ended December 31, 2011
(Dollars in millions)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Net earnings (loss)	$696	$(50)	$646
Provision (benefit) for deferred income taxes	11	(33)	(22)
Pension and other postretirement contributions (in excess of) less than expenses, net	(65)	50	(15)
Other items, net	45	33	78
Consolidated Statements of Cash Flows

	For Year Ended December 31, 2010
(Dollars in millions)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Net earnings	$438	$(13)	$425
Provision (benefit) for deferred income taxes	59	(12)	47
Pension and other postretirement contributions (in excess of) less than expenses, net	(1)	13	12
Other items, net	5	12	17

	For Year Ended December 31, 2009
(Dollars in millions)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Net earnings	$136	$(47)	$89
Provision (benefit) for deferred income taxes	185	(30)	155
Pension and other postretirement contributions (in excess of) less than expenses, net	(154)	47	(107)
Other items, net	(18)	30	12